Note 17 - Other Supplemental Information	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
17.	Other supplemental information

	2023	2022

Cash payments made during the period
Income taxes	$64,647	$55,114
Interest	49,717	23,687